Remuneration and other benefits paid to the Bank’s directors and senior managers - Salaries (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) Annuity numberOfPayments	Dec. 31, 2020 EUR (€)
Remuneration of key personnel
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | numberOfPayments	5
Variable renumeration deferred payment, number of annuities | Annuity	3
Fixed salary | €	€ 6,467,000	€ 5,717,000
Mr. Sergio Rial
Remuneration of key personnel
Fixed salary | €	€ 750,000
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Variable renumeration deferred payment, number of annuities | Annuity	3
Percentage paid in cash	50.00%
Percentage paid in shares	50.00%